Provisions for expected credit losses - Provision for ECL on loans and credit commitments by stage (Details) $ in Millions	6 Months Ended
	Mar. 31, 2023 AUD ($)	Sep. 30, 2022 AUD ($)	Mar. 31, 2022 AUD ($)	Sep. 30, 2021 AUD ($)
Loans and credit commitments
Gross loans and credit commitments	$ 962,804	$ 943,952	$ 924,937
Gross loans and credit commitments, percentage movement from prior period	2.00%
Gross loans and credit commitments, percentage movement from same period in prior year	4.00%
Coverage ratio on loans (%)	0.59%	0.57%	0.58%
Coverage ratio on loans, basis points movement from prior period	0.02
Coverage ratio on loans, basis points movement from same period in prior year	0.01
Coverage ratio on loans and credit commitments (%)	0.51%	0.49%	0.51%
Coverage ratio on loans and credit commitments, basis points movement from prior period	0.02
Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,912	$ 4,625	$ 4,675
Provisions for expected credit losses, percentage movement from prior period	6.00%
Provisions for expected credit losses, percentage movement from same period in prior year	5.00%
Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	$ 382	452	501
Provisions for expected credit losses, percentage movement from prior period	(15.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(24.00%)
Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	$ 4,530	4,173	4,174
Provisions for expected credit losses, percentage movement from prior period	9.00%
Provisions for expected credit losses, percentage movement from same period in prior year	9.00%
Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 4,470	4,206	4,195
Provisions for expected credit losses, percentage movement from prior period	6.00%
Provisions for expected credit losses, percentage movement from same period in prior year	7.00%
Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 442	419	480
Provisions for expected credit losses, percentage movement from prior period	5.00%
Provisions for expected credit losses, percentage movement from same period in prior year	(8.00%)
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,912	4,625	4,675	$ 4,999
Provisions for expected credit losses, percentage movement from prior period	6.00%
Provisions for expected credit losses, percentage movement from same period in prior year	5.00%
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 891	885	1,078	936
Provisions for expected credit losses, percentage movement from prior period	1.00%
Provisions for expected credit losses, percentage movement from same period in prior year	(17.00%)
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 2,628	2,341	2,107	2,091
Provisions for expected credit losses, percentage movement from prior period	12.00%
Provisions for expected credit losses, percentage movement from same period in prior year	25.00%
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,393	$ 1,399	$ 1,490	$ 1,972
Provisions for expected credit losses, percentage movement from same period in prior year	(7.00%)